PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 91.4% of Net Assets
	Belgium – 1.7%
66,079	KBC Group NV	$2,998,345

	Denmark – 12.4%
23,179	Chr. Hansen Holding A/S	1,710,442
13,893	Coloplast A/S, Series B	2,014,850
120,919	Novo Nordisk A/S, Class B	7,220,804
69,255	Orsted A/S, 144A	6,779,900
56,212	Vestas Wind Systems A/S	4,573,724

		22,299,720

	France – 3.6%
40,797	Danone S.A.	2,610,934
25,262	EssilorLuxottica S.A.	2,674,605
76,202	Valeo S.A.	1,240,245

		6,525,784

	Germany – 6.7%
13,743	Allianz SE, (Registered)	2,340,397
36,641	Fresenius SE & Co. KGaA	1,364,242
14,460	SAP SE	1,614,429
72,250	Symrise AG	6,683,761

		12,002,829

	Hong Kong – 2.0%
411,458	AIA Group Ltd.	3,684,456

	Japan – 4.5%
158,000	Sekisui House Ltd.	2,605,741
44,900	Takeda Pharmaceutical Co. Ltd.	1,367,119
120,800	Terumo Corp.	4,138,773

		8,111,633

	Netherlands – 3.0%
4,104	Adyen NV, 144A(a)	3,487,966
7,264	ASML Holding NV	1,914,896

		5,402,862

	Switzerland – 0.8%
3,136	Geberit AG, (Registered)	1,374,131

	Taiwan – 2.3%
84,971	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4,060,764

	United Kingdom – 4.3%
906,166	Legal & General Group PLC	2,140,997
242,966	Prudential PLC	3,044,325
52,865	Unilever NV	2,598,380

		7,783,702

Shares	Description	Value (†)
Common Stocks – continued
	United States – 50.1%
12,935	Adobe, Inc.(a)	$4,116,434
4,678	Alphabet, Inc., Class A(a)	5,435,602
24,674	American Water Works Co., Inc.	2,950,024
57,687	Aptiv PLC	2,840,508
55,527	Danaher Corp.	7,685,492
75,765	Eaton Corp. PLC	5,886,183
186,101	eBay, Inc.	5,594,196
37,281	Ecolab, Inc.	5,809,498
11,562	Estee Lauder Cos., Inc. (The), Class A	1,842,289
31,258	Gilead Sciences, Inc.	2,336,848
31,276	MasterCard, Inc., Class A	7,555,031
57,533	Microsoft Corp.	9,073,529
13,532	NextEra Energy, Inc.	3,256,070
31,058	Oracle Corp.	1,501,033
18,837	Roper Technologies, Inc.	5,873,565
29,685	Signature Bank	2,386,377
29,418	Thermo Fisher Scientific, Inc.	8,342,945
36,456	Visa, Inc., Class A	5,873,791
19,034	Watts Water Technologies, Inc., Series A	1,611,228

		89,970,643

	Total Common Stocks (Identified Cost $163,908,520)	164,214,869

Principal Amount
Short-Term Investments – 5.5%
$ 9,946,207	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $9,946,207 on 4/01/2020 collateralized by $6,805,000 U.S. Treasury Inflation Indexed Note, 2.500% due 1/15/2029 valued at $10,145,275 including accrued interest(b) (Identified Cost $9,946,207)	9,946,207

	Total Investments – 96.9% (Identified Cost $173,854,727)	174,161,076
	Other assets less liabilities – 3.1%	5,581,405

	Net Assets – 100.0%	$179,742,481

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2020, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 66,695,496	37.1%

1

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $10,267,866 or 5.7% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,998,345	$—	$2,998,345
Denmark	—	22,299,720	—	22,299,720
France	—	6,525,784	—	6,525,784
Germany	—	12,002,829	—	12,002,829
Hong Kong	—	3,684,456	—	3,684,456
Japan	—	8,111,633	—	8,111,633
Netherlands	3,487,966	1,914,896	—	5,402,862
Switzerland	—	1,374,131	—	1,374,131
United Kingdom	—	7,783,702	—	7,783,702
All Other Common Stocks*	94,031,407	—	—	94,031,407

Total Common Stocks	97,519,373	66,695,496	—	164,214,869

Short-Term Investments	—	9,946,207	—	9,946,207

Total	$97,519,373	$76,641,703	$—	$174,161,076

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2020 (Unaudited)

IT Services	9.4%
Software	9.1
Chemicals	7.9
Health Care Equipment & Supplies	7.7
Insurance	6.2
Electrical Equipment	5.8
Electric Utilities	5.6
Pharmaceuticals	4.8
Life Sciences Tools & Services	4.7
Semiconductors & Semiconductor Equipment	3.4
Industrial Conglomerates	3.3
Internet & Direct Marketing Retail	3.1
Interactive Media & Services	3.0
Banks	3.0
Personal Products	2.4
Auto Components	2.3
Other Investments, less than 2% each	9.7
Short-Term Investments	5.5

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2020 (Unaudited)

United States Dollar	57.9%
Euro	16.4
Danish Krone	12.4
Japanese Yen	4.5
British Pound	2.9
Hong Kong Dollar	2.0
Swiss Franc	0.8

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%